Basis of Preparation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Country of incorporation	Lebanon
International General Insurance Holdings Limited - Dubai [Member]
Statement Line Items [Line Items]
Country of incorporation	United Arab Emirates	United Arab Emirates
Activity	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%
Tiberius Acquisition Corporation [Member]
Statement Line Items [Line Items]
Country of incorporation	United States of America	United States of America
Activity	Special purpose acquisition company	Special purpose acquisition company
Ownership percentage	100.00%
IGI Underwriting /Jordan “Exempted” [Member]
Statement Line Items [Line Items]
Country of incorporation	Jordan	Jordan
Activity	Underwriting agency	Underwriting agency
Ownership percentage	100.00%	100.00%
North Star Underwriting Limited [Member]
Statement Line Items [Line Items]
Country of incorporation	United Kingdom	United Kingdom
Activity	Underwriting agency	Underwriting agency
Ownership percentage	100.00%	100.00%
International General Insurance Co. Ltd. [Member]
Statement Line Items [Line Items]
Country of incorporation	Bermuda	Bermuda
Activity	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%
International General Insurance Company (UK) Limited [Member]
Statement Line Items [Line Items]
Country of incorporation	United Kingdom	United Kingdom
Activity	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%
International General Insurance Company (Dubai) Ltd. [Member]
Statement Line Items [Line Items]
Country of incorporation	United Arab Emirates	United Arab Emirates
Activity	Insurance intermediation and insurance management	Insurance intermediation and insurance management
Ownership percentage	100.00%	100.00%
Specialty Malls Investment Company [Member]
Statement Line Items [Line Items]
Country of incorporation	Jordan	Jordan
Activity	Real estate properties development and lease	Real estate properties development and lease
Ownership percentage	100.00%	100.00%
IGI Services Ltd [Member]
Statement Line Items [Line Items]
Country of incorporation	Cayman Islands	Cayman Islands
Activity	Owning and chartering aircraft	Owning and chartering aircraft
Ownership percentage	100.00%	100.00%
International General Insurance Company Ltd. - Labuan Branch [Member]
Statement Line Items [Line Items]
Country of incorporation	Malaysia	Malaysia
Activity	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%